GOING CONCERN	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

3. GOING CONCERN

The Company adopted Accounting Standards Update No. 2014-15, “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). The Company’s financial statements have been prepared assuming that it will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. As reflected in the financial statements, the Company had an accumulated deficit at December 31, 2023 and 2022, a net loss and net cash used in operating activities for the reporting periods then ended. As of December 31, 2023, we had cash in the amount of $22,558 and had executed subscription pending funding in the amount of $943,000. During the six months ended December 31, 2023, the Company had collected $0 from executed subscriptions and $0 from its principal shareholder.

The Company is commencing operations and seeking to generate sufficient revenue and have received sufficient subscriptions that if and when funded would support its current basic operations for at least the next 12 months; however, the subscriptions have not been paid as of the date of this filing and the Company’s cash position may not be sufficient to support the Company’s long-term strategy. While the Company believes in the viability of its strategy to commence operations and generate sufficient revenue to further develop its first properties through presales, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan, generate sufficient revenue through presales or otherwise, and its ability to raise additional funds. These conditions, in the aggregate, raise substantial doubt as to the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

3. GOING CONCERN

The Company adopted Accounting Standards Update No. 2014-15, “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). The Company’s financial statements have been prepared assuming that it will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. As reflected in the financial statements, the Company had an accumulated deficit at June 30, 2023 and 2022, a net loss and net cash used in operating activities for the reporting periods then ended. As of the fiscal years ended June 30, 2023 and 2022, it has cash in the amount of $79 and $481,965, respectively. As of June 30, 2023 and 2022, the Company has executed subscription to be funded in the amount of $943,000 and $1,193,000, respectively.

The Company is commencing operations and seeking to generate sufficient revenue to support its current basic operations for at least the next 12 months; however, the Company’s cash position is not sufficient to support the Company’s - strategy. While the Company believes in the viability of its strategy to commence operations and generate sufficient revenue to further develop its first properties through presales, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan, generate sufficient revenue through presales or otherwise, and its ability to raise additional funds by way of private offering or debt. The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.